UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number          811-07921
                                   ---------------------------------------------
                            The Bjurman, Barry Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

      10100 Santa Monica Boulevard, Suite 1200, Los Angeles, CA 90067-4103
--------------------------------------------------------------------------------
      (Address of principal executive offices)                  (Zip code)

          G. Andrew Bjurman, 10100 Santa Monica Boulevard, Suite 1200
                           Los Angeles, CA 90067-4103
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       (310) 553-6577
                                                    ----------------------------
Date of fiscal year end:     3/31/03
                         ----------------
Date of reporting period:    3/31/03
                          ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

THE BJURMAN, BARRY FUNDS
LETTER TO SHAREHOLDERS
================================================================================

To Our Shareholders:

During the past year, the market has been negatively impacted by slow economic and corporate profit growth, along with low investor and consumer confidence. Much of this has been the result of uncertainty surrounding the Iraqi conflict, slow economic growth and high energy prices. Fiscal and monetary stimulus, coupled with the resolution of the Iraqi conflict as well as lower oil prices, are likely to provide positive market reactions in the months ahead.

Since the war with Iraq is over, investors will once again focus on U.S. economic activity and corporate profit growth. Several factors cause us to believe that a stronger economy and greater corporate growth should create positive returns. Our outlook is based on several factors:

o    Monetary and fiscal stimulus should begin to strengthen the economy

o    Corporations and consumers should regain confidence and increase spending

o Lower oil prices are likely after the conflict, which should boost profit in several industries and improve discretionary spending by consumers

o Investors should regain their vision of the future, rather than focusing on daily events, and begin investing for the long-term

The Bjurman, Barry Funds' performances are as follows for the periods ended 3/31/2003:

                                                  1 Year      3 Yr.       5 Yr.
                                                  Return     Return*     Return*

     Bjurman, Barry Micro-Cap Growth Fund         -20.91%      1.25%     15.96%

     Russell 2000 Growth                          -31.63%    -24.41%     -9.38%

     Russell 2000                                 -26.97%    -11.00%     -4.12%

                                                  1 Year    Since Inception
                                                  Return       (6/6/2001)

     Bjurman, Barry All Cap Growth Fund           -29.02%        -17.70%

     Russell MidCap Growth                        -26.11%        -21.52%

     Russell 1000 Growth                          -26.76%        -22.56%

     Russell 2000 Growth                          -31.63%        -24.50%

* Annualized Returns

While the economy has grown slowly during the past year, the median earnings growth of the companies held in the Bjurman, Barry Micro-Cap Growth Fund and the All Cap Growth Fund during the past quarter were 85.5% and 58.5% respectively. Likewise, at the end of the quarter, the median forward price earnings ratios for the companies held are currently 16.0x and 24.6x. The combination of these factors presents one of the best opportunities to purchase fast growing companies for some of the lowest prices in history.

Sincerely,

/s/ G. Andrew Bjurman                        /s/ O. Thomas Barry, III

G. Andrew Bjurman, CFA, CIC                  O. Thomas Barry, III, CFA, CIC

Co-President and Portfolio Manager           Co-President and Portfolio Manager

PERFORMANCE INFORMATION
================================================================================

        COMPARSION OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BJURMAN, BARRY MICRO-CAP GROWTH FUND AND THE RUSSELL 2000 GROWTH INDEX

                                [GRAPHIC OMITTED]

                                                           3/03
                Bjurman, Barry Micro-Cap Growth Fund      $35,677
                Russell 2000 Growth Index                 $ 8,626

                      -------------------------------------
                          Average Annual Total Returns

                                                Since
                         1 Year    5 Years    Inception*
                        (20.91%)    15.96%      23.59%
                      -------------------------------------

Past Performance is not predictive of future performance.

* Fund inception was March 31, 1997.

The average annual total returns shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PERFORMANCE INFORMATION
================================================================================

        COMPARSION OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BJURMAN, BARRY ALL CAP GROWTH FUND AND THE RUSSELL MIDCAP GROWTH INDEX

                                [GRAPHIC OMITTED]

                                                            3/03
                Bjurman, Barry All Cap Growth Fund        $ 7,020
                Russell MidCap Growth Index               $ 6,434

                        --------------------------------
                          Average Annual Total Returns

                         1 Year         Since Inception*
                        (29.02%)            (17.70%)
                        --------------------------------

Past Performance is not predictive of future performance.

* Represents total return since June 6, 2001.

The total return shown above does not reflect the deduction of taxes that a share holder would pay on Fund distributions or the redemption of Fund shares.

THE BJURMAN, BARRY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2003
===================================================================================================
                                                                  BJURMAN, BARRY     BJURMAN, BARRY
                                                                     MICRO-CAP           ALL CAP
                                                                    GROWTH FUND        GROWTH FUND
---------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost .......................................    $  351,946,746     $    7,110,354
                                                                  ==============     ==============
   At value ..................................................    $  402,457,589     $    7,795,810
Dividends receivable .........................................            80,801                196
Receivable for securities sold ...............................         3,115,830            355,753
Receivable for capital shares sold ...........................         2,363,210             25,850
Receivable for capital contribution ..........................           113,315                 --
Receivable from Adviser ......................................                --              7,934
Other assets .................................................            93,683              8,720
                                                                  --------------     --------------
   TOTAL ASSETS ..............................................       408,224,428          8,194,263
                                                                  --------------     --------------

LIABILITIES
Payable for securities purchased .............................         1,250,588            218,223
Payable for capital shares redeemed ..........................         2,482,547              2,651
Payable to Adviser ...........................................           328,208                 --
Payable to affiliates ........................................            50,500              6,513
Other accrued expenses and liabilities .......................           216,256             34,878
                                                                  --------------     --------------
   TOTAL LIABILITIES .........................................         4,328,099            262,265
                                                                  --------------     --------------

NET ASSETS ...................................................    $  403,896,329     $    7,931,998
                                                                  ==============     ==============

NET ASSETS CONSIST OF
Paid-in capital ..............................................    $  410,973,179     $   11,487,266
Accumulated net realized losses from security transactions ...       (57,587,693)        (4,240,724)
Net unrealized appreciation on investments ...................        50,510,843            685,456
                                                                  --------------     --------------
   NET ASSETS ................................................    $  403,896,329     $    7,931,998
                                                                  ==============     ==============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) ................        20,480,722          1,130,206
                                                                  ==============     ==============

Net asset value, offering price and redemption price per share    $        19.72     $         7.02
                                                                  ==============     ==============

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2003
======================================================================================
                                                       BJURMAN, BARRY   BJURMAN, BARRY
                                                          MICRO-CAP         ALL CAP
                                                         GROWTH FUND      GROWTH FUND
--------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends ........................................    $  1,438,059     $     12,652
                                                         ------------     ------------
EXPENSES
   Investment advisory fees .........................       3,347,392          103,781
   Distribution expenses ............................         836,845           25,945
   Administration fees ..............................         353,487           24,000
   Reimbursement of Fund expenses paid by Adviser ...         246,755               --
   Professional fees ................................         126,341           30,537
   Transfer agent fees ..............................          96,500           24,000
   Accounting services fees .........................          62,400           30,000
   Registration fees ................................          51,843           23,264
   Custodian fees ...................................          53,999           15,462
   Postage and supplies .............................          45,000           13,001
   Trustees' fees and expenses ......................          19,867           16,265
   Reports to shareholders ..........................          25,000            5,000
   Underwriting fees ................................           3,000            3,000
   Other expenses ...................................          52,838            2,518
                                                         ------------     ------------
TOTAL EXPENSES ......................................       5,321,267          316,773
   Fees waived and expenses reimbursed by the Adviser              --         (109,440)
                                                         ------------     ------------
NET EXPENSES ........................................       5,321,267          207,333
                                                         ------------     ------------

NET INVESTMENT LOSS .................................      (3,883,208)        (194,681)
                                                         ------------     ------------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
   Net realized losses from security transactions ...     (38,110,635)      (2,521,088)
   Net change in unrealized appreciation/
      depreciation on investments ...................     (30,819,701)      (1,169,968)
                                                         ------------     ------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ...     (68,930,336)      (3,691,056)
                                                         ------------     ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS ..........    $(72,813,544)    $ (3,885,737)
                                                         ============     ============

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================================================================
                                                                                                        BJURMAN, BARRY
                                                                  BJURMAN, BARRY                            ALL CAP
                                                               MICRO-CAP GROWTH FUND                      GROWTH FUND
                                                         -----------------------------------------------------------------------
                                                              YEAR               YEAR               YEAR             PERIOD
                                                             ENDED              ENDED              ENDED              ENDED
                                                            MARCH 31,          MARCH 31,          MARCH 31,          MARCH 31,
                                                              2003               2002               2003              2002(A)
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss ..............................    $   (3,883,208)    $   (3,871,006)    $     (194,681)    $     (178,083)
   Net realized losses from security transactions ...       (38,110,635)        (2,600,334)        (2,521,088)        (1,719,636)
   Net change in unrealized appreciation/
      depreciation on investments ...................       (30,819,701)        72,486,332         (1,169,968)         1,855,424
                                                         --------------     --------------     --------------     --------------
Net increase (decrease) in net assets from operations       (72,813,544)        66,014,992         (3,885,737)           (42,295)
                                                         --------------     --------------     --------------     --------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ........................       468,795,119        366,238,416          4,130,379         34,326,611
   Payments for shares redeemed .....................      (291,211,795)      (300,132,211)        (6,764,123)       (19,832,837)
                                                         --------------     --------------     --------------     --------------
Net increase (decrease) in net assets
   from capital share transactions ..................       177,583,324         66,106,205         (2,633,744)        14,493,774
                                                         --------------     --------------     --------------     --------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .............       104,769,780        132,121,197         (6,519,481)        14,451,479

NET ASSETS
   Beginning of period ..............................       299,126,549        167,005,352         14,451,479                 --
                                                         --------------     --------------     --------------     --------------
   End of period ....................................    $  403,896,329     $  299,126,549     $    7,931,998     $   14,451,479
                                                         ==============     ==============     ==============     ==============

CAPITAL SHARE ACTIVITY
   Shares sold ......................................        27,761,657          8,144,604            480,447          3,487,445
   Shares redeemed ..................................       (13,278,484)        (6,571,031)          (811,382)        (2,026,304)
                                                         --------------     --------------     --------------     --------------
   Net increase (decrease) in shares outstanding ....        14,483,173          1,573,573           (330,935)         1,461,141
   Shares outstanding, beginning of period ..........         5,997,549          4,423,976          1,461,141                 --
                                                         --------------     --------------     --------------     --------------
   Shares outstanding, end of period ................        20,480,722          5,997,549          1,130,206          1,461,141
                                                         ==============     ==============     ==============     ==============

(A) Represents the period from commencement of operations (June 6, 2001) through March 31, 2002.

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
BJURMAN, BARRY MICRO-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                 SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------------------
                                                         YEAR            YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED           ENDED
                                                       MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,
                                                         2003           2002(A)         2001(A)         2000(A)         1999(A)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .............    $    24.94      $    18.87      $    20.36      $     9.18      $    10.21
                                                      ----------      ----------      ----------      ----------      ----------
Income (loss) from investment operations:
   Net investment loss ...........................         (0.19)          (0.32)          (0.10)          (0.21)          (0.13)
   Net realized and unrealized gains
      (losses) on investments ....................         (5.03)           6.39           (0.05)          11.58           (0.90)
                                                      ----------      ----------      ----------      ----------      ----------
Total from investment operations .................         (5.22)           6.07           (0.15)          11.37           (1.03)
                                                      ----------      ----------      ----------      ----------      ----------

Less distributions:
   Distributions from net realized gains .........            --              --           (1.34)          (0.19)             --
                                                      ----------      ----------      ----------      ----------      ----------

Net asset value at end of year ...................    $    19.72      $    24.94      $    18.87      $    20.36      $     9.18
                                                      ==========      ==========      ==========      ==========      ==========

Total return .....................................       (20.91%)         32.11%          (0.65%)        124.64%         (10.09%)
                                                      ==========      ==========      ==========      ==========      ==========

Net assets at end of year (000's) ................    $  403,896      $  299,127      $  167,005      $   23,055      $    9,364
                                                      ==========      ==========      ==========      ==========      ==========

Ratio of net expenses to average net assets ......         1.59%           1.80%           1.80%           1.80%           1.80%

Ratio of total expenses to average net assets(B) .         1.59%           1.80%           1.80%           3.10%           4.82%

Ratio of net investment loss to average net assets        (1.16%)         (1.40%)         (1.05%)         (1.65%)         (1.58%)

Portfolio turnover rate ..........................           54%            105%            159%            337%            234%

(A) Per share data has been restated to reflect the effect of a 2 for 1 share split which was declared on June 19, 2002 and paid on June 27, 2002 to shareholders of record on June 26, 2002.

(B) Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
BJURMAN, BARRY ALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
==========================================================================================
         SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------
                                                                   YEAR          PERIOD
                                                                  ENDED           ENDED
                                                                 MARCH 31,       MARCH 31,
                                                                   2003           2002(A)
------------------------------------------------------------------------------------------
Net asset value at beginning of period .....................    $     9.89      $    10.00
                                                                ----------      ----------

Income (loss) from investment operations:
   Net investment loss .....................................         (0.17)          (0.13)
   Net realized and unrealized gains (losses) on investments         (2.70)           0.02
                                                                ----------      ----------

Total from investment operations ...........................         (2.87)          (0.11)
                                                                ----------      ----------

Net asset value at end of period ...........................    $     7.02      $     9.89
                                                                ==========      ==========

Total return ...............................................       (29.02%)         (1.10%)(B)
                                                                ==========      ==========

Net assets at end of period (000's) ........................    $    7,932      $   14,451
                                                                ==========      ==========

Ratio of net expenses to average net assets ................         2.00%           2.00%(D)

Ratio of total expenses to average net assets(C) ...........         3.06%           3.00%(D)

Ratio of net investment loss to average net assets .........        (1.88%)         (1.79%)(D)

Portfolio turnover rate ....................................          183%            197%(D)

(A) Represents the period from commencement of operations (June 6, 2001) through March 31, 2002.

(B)  Not annualized.

(C) Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.

(D)  Annualized.

See accompanying notes to financial statements.

THE BJURMAN, BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2003
================================================================================
    SHARES      COMMON STOCKS - 99.4%                                 VALUE
--------------------------------------------------------------------------------
                BASIC MATERIALS** - 0.6%
    72,600      Lydall, Inc.* ...............................      $    638,880
   150,000      The Andersons, Inc. .........................         1,918,500
                                                                   ------------
                                                                      2,557,380
                                                                   ------------
                COMMERCIAL/INDUSTRIAL SERVICES** - 6.1%
    28,900      Aviall, Inc.* ...............................           223,686
   176,550      Cantel Medical Corp.* .......................         2,254,544
    32,900      EPIQ Systems, Inc.* .........................           631,680
   150,000      FTI Consulting, Inc.* .......................         6,933,000
   400,000      Harris Interactive, Inc.* ...................         2,192,000
   150,300      Matrix Service Company* .....................         1,582,659
    50,900      Overland Storage, Inc.* .....................           731,433
   200,000      Pegasystems, Inc.* ..........................           798,000
   300,000      Right Management Consultants, Inc.* .........         3,897,000
   137,100      The Allied Defense Group, Inc.* .............         2,186,745
   150,100      World Fuel Services Corp. ...................         3,056,036
                                                                   ------------
                                                                     24,486,783
                                                                   ------------
                CONSUMER DURABLES** - 6.3%
   106,500      Central European Distribution Corp.* ........         2,409,030
   212,500      Central Garden & Pet Company* ...............         4,598,500
    38,100      Concorde Career Colleges, Inc.* .............           609,600
    22,200      Equity Marketing, Inc.* .....................           290,820
   207,600      Keystone Automotive Industries, Inc.* .......         3,678,672
    81,500      Orleans Homebuilders, Inc.* .................           570,500
    15,000      Printronix, Inc.* ...........................           145,500
   257,600      Racing Champions Corp.* .....................         3,954,160
   374,600      Scientfic Games Corp. - Class A* ............         2,022,840
   358,600      TBC Corp.* ..................................         5,020,400
   156,500      Whitman Education Group, Inc.* ..............         2,128,400
                                                                   ------------
                                                                     25,428,422
                                                                   ------------
                CONSUMER NON-DURABLES** - 3.6%
   230,000      Able Laboratories, Inc.* ....................         3,254,500
   115,000      Brightpoint, Inc.* ..........................         1,883,700
    85,180      Del Laboratories, Inc.* .....................         1,602,236
   168,800      Horizon Organic Holding Corp.* ..............         2,211,280
    70,000      John B. Sanfilippo & Son, Inc.* .............         1,004,500
   139,400      Nutraceutical International Corp.* ..........         1,083,138
   144,700      Peet's Coffee & Tea, Inc.* ..................         2,399,126
   300,000      Stake Technology Ltd.* ......................         1,188,000
                                                                   ------------
                                                                     14,626,480
                                                                   ------------
                CONSUMER SERVICES** - 9.2%
   305,000      Alliance Gaming Corp.* ......................         4,575,000
   310,000      Boston Communications Group, Inc.* ..........         4,854,600
   344,400      eUniverse, Inc.* ............................         1,752,996
   232,200      FindWhat.com* ...............................         2,438,100
   198,200      iDine Rewards Network, Inc.* ................         1,476,590

THE BJURMAN, BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES      COMMON STOCKS - 99.4% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------
                CONSUMER SERVICES** - 9.2% (Continued)
   166,500      P.F. Chang's China Bistro, Inc.* ............      $  6,160,500
   180,000      Panera Bread Company - Class A* .............         5,488,200
   128,300      Penn National Gaming, Inc.* .................         2,277,325
   125,900      Rainbow Rentals, Inc.* ......................           649,644
   292,700      Shuffle Master, Inc.* .......................         5,898,198
   164,577      Total Entertainment Restaurant Corp.* .......         1,338,011
    56,300      Visual Networks, Inc.* ......................            87,265
                                                                   ------------
                                                                     36,996,429
                                                                   ------------
                ELECTRONIC TECHNOLOGY** - 25.5%
   229,200      Altiris, Inc.* ..............................         2,862,708
   124,600      Applied Signal Technology, Inc.* ............         1,756,860
   255,700      Artisan Components, Inc.* ...................         4,132,368
    90,000      CACI International, Inc. - Class A* .........         3,002,400
   665,000      Cray, Inc.* .................................         4,402,300
   135,000      CyberGuard Corp.* ...........................           769,500
   150,100      Daktronics, Inc.* ...........................         2,334,055
   160,000      Engineered Support Systems, Inc. ............         6,264,000
    64,500      Fargo Electronics* ..........................           657,900
   181,000      Firstwave Technologies, Inc.* ...............         2,568,390
   362,500      Genesis Microchip, Inc.* ....................         4,524,000
   263,300      Group 1 Software, Inc.* .....................         4,739,400
   130,000      II-VI, Inc.* ................................         2,158,000
   219,700      j2 Global Communications, Inc.* .............         6,259,253
   350,000      Lexar Media, Inc.* ..........................         1,148,000
    50,000      Metrologic Instruments, Inc.* ...............           531,500
   230,000      MicroStrategy, Inc.* ........................         5,545,300
   252,900      MRO Software, Inc.* .........................         1,734,894
   125,400      MTC Technologies, Inc.* .....................         2,421,349
   465,000      Neoware Systems, Inc.* ......................         5,817,150
   465,900      OmniVision Technologies, Inc.* ..............         9,653,448
   385,200      ON Technology Corp.* ........................         1,020,780
   222,700      OSI Systems, Inc.* ..........................         3,520,887
   265,000      Packeteer, Inc.* ............................         2,597,000
   291,200      Pervasive Software, Inc.* ...................         1,295,840
   272,500      SafeNet, Inc.* ..............................         5,572,625
   325,000      ScanSoft, Inc.* .............................         1,462,500
   285,200      Secure Computing Corp.* .....................         1,049,536
    75,100      Sensytech, Inc.* ............................           746,494
   306,200      SS&C Technologies, Inc.* ....................         3,720,330
   192,500      Standard Microsystems Corp.* ................         2,924,075
   100,000      Stratasys, Inc.* ............................         1,310,000
   256,000      Verint Systems, Inc.* .......................         4,326,400
     1,405      Websense, Inc.* .............................            20,611
                                                                   ------------
                                                                    102,849,853
                                                                   ------------

THE BJURMAN, BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES      COMMON STOCKS - 99.4% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------
                ENERGY** - 0.2%
     9,200      Gulf Island Fabrication, Inc.* ..............      $    160,816
    50,000      Permian Basin Royalty Trust .................           292,000
    75,000      Pioneer Drilling Company* ...................           261,750
                                                                   ------------
                                                                        714,566
                                                                   ------------
                FINANCE** - 7.5%
    44,600      Bank of the Ozarks, Inc. ....................         1,242,556
    44,300      Bankrate, Inc.* .............................           203,337
    47,900      Capital Crossing Bank* ......................         1,352,696
   295,100      CCC Information Services* ...................         4,774,718
    59,000      Connecticut Bancshares, Inc. ................         2,450,270
   758,000      E-LOAN, Inc.* ...............................         1,948,060
    80,200      First Community Bancorp .....................         2,318,662
   143,000      First Sentinel Bancorp, Inc. ................         1,976,260
    42,900      Glacier Bancorp, Inc. .......................         1,148,004
   113,800      Port Financial Corp. ........................         5,438,502
   139,700      Portfolio Recovery Associates, Inc.* ........         3,179,572
    48,800      Rome Bancorp, Inc. ..........................         1,284,904
   173,700      Scottish Annuity & Life Holding .............         3,025,854
                                                                   ------------
                                                                     30,343,395
                                                                   ------------
                HEALTH CARE** - 31.7%
   161,400      Advanced Neuromodulation Systems, Inc.* .....         6,924,060
   100,000      Amercian Healthways, Inc.* ..................         1,900,000
   110,000      Amercian Medical Security Group, Inc.* ......         1,456,400
   100,200      America Service Group, Inc.* ................         1,302,600
    64,600      American Science & Engineering, Inc.* .......           516,800
   120,600      Angelica Corp. ..............................         2,056,230
    43,900      Atrion Corp.* ...............................         1,003,115
   313,200      BioLase Technology, Inc.* ...................         2,568,240
   136,800      BioReliance Corp.* ..........................         2,642,976
   162,900      Bradley Pharmaceuticals, Inc.* ..............         2,195,892
   200,000      Candela Corp.* ..............................         1,716,000
    66,700      Centene Corp.* ..............................         1,948,307
   313,300      Chattam, Inc.* ..............................         4,821,687
   217,000      Computer Programs & Systems, Inc.* ..........         5,316,500
   103,300      CorVel Corp.* ...............................         3,365,514
   173,000      Curative Health Services, Inc.* .............         2,954,840
   264,500      eResearch Technology, Inc.* .................         7,099,180
   271,800      Exactech, Inc.* .............................         3,068,622
   276,000      Hanger Orthopedic Group, Inc.* ..............         3,154,680
   214,000      Healthcare Services Group, Inc.* ............         2,536,970
   288,000      Hi-Tech Pharmacal Co., Inc.* ................         6,206,400
   148,800      ICU Medical, Inc.* ..........................         4,093,637
   338,200      Immucor, Inc.* ..............................         7,406,580
   118,430      Kensey Nash Corp.* ..........................         2,425,446
   150,000      LabOne, Inc.* ...............................         2,887,500
   156,800      Lannett Company, Inc.* ......................         1,732,640
   182,600      Medical Action Industries, Inc.* ............         1,972,080

THE BJURMAN, BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES      COMMON STOCKS - 99.4% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------
                HEALTH CARE** - 31.7% (Continued)
   103,700      Mediware Information Systems, Inc.* .........      $  1,025,593
   301,600      Merge Technologies, Inc.* ...................         2,020,720
   210,000      Merit Medical Systems, Inc.* ................         4,000,500
   175,800      Molecular Devices Corp.* ....................         2,127,180
   193,900      Neogen Corp.* ...............................         2,685,515
   160,100      PAREXEL International Corp.* ................         2,196,572
   181,200      Possis Medical, Inc.* .......................         2,928,192
   215,100      Prime Medical Services, Inc.* ...............         1,585,287
   289,100      Quality Systems, Inc.* ......................         7,374,941
    89,100      SFBC International, Inc.* ...................         1,374,813
   193,900      USANA Health Sciences, Inc.* ................         3,858,610
    83,800      Vital Images, Inc.* .........................         1,042,472
   118,300      Young Innovations, Inc.* ....................         2,603,783
   190,000      Zoll Medical Corp.* .........................         7,763,399
                                                                   ------------
                                                                    127,860,473
                                                                   ------------
                PRODUCER MANUFACTURING** - 3.7%
    96,300      Aceto Corp. .................................         1,250,937
   203,000      Audiovox Corp.* .............................         1,504,230
   230,000      Emerson Radio Corp.* ........................         1,582,400
    90,100      Met-Pro Corp. ...............................         1,224,459
   270,000      Nam Tai Electronics, Inc. ...................         6,793,200
    64,000      Noble International Ltd. ....................           362,240
    71,000      Spartan Motors, Inc. ........................           621,960
   188,300      Steel Technologies, Inc. ....................         1,687,356
                                                                   ------------
                                                                     15,026,782
                                                                   ------------
                RETAIL TRADE** - 5.0%
   109,400      America's Car-Mart, Inc.* ...................         1,336,868
    80,000      Dick's Sporting Goods, Inc.* ................         1,832,800
    52,300      Duckwall-ALCO Stores, Inc.* .................           488,482
   150,400      Garts Sports Company* .......................         2,869,632
   210,000      Hot Topic, Inc.* ............................         4,895,100
    19,200      Insignia Systems, Inc.* .....................            71,040
   220,000      Movie Gallery, Inc.* ........................         3,832,400
   290,000      Select Comfort Corp.* .......................         2,926,100
    54,800      The Finish Line, Inc. - Class A* ............           822,000
   159,400      The Sportman's Guide, Inc.* .................         1,267,230
                                                                   ------------
                                                                     20,341,652
                                                                   ------------

                TOTAL COMMON STOCKS .........................      $401,232,215
                                                                   ------------

THE BJURMAN, BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES      WARRANTS - 0.0%                                       VALUE
--------------------------------------------------------------------------------
       500      Creative Host Services, Inc. (A) ............      $         --
    20,000      OpticNet, Inc. (A) ..........................                --
                                                                   ------------
                TOTAL WARRANTS ..............................      $         --
                                                                   ------------

                MONEY MARKETS - 0.3%
 1,225,374      First American Treasury Obligations Fund ....      $  1,225,374
                                                                   ------------

                TOTAL INVESTMENT SECURITIES - 99.7%
                (COST $351,946,746) .........................      $402,457,589

                OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%          1,438,740
                                                                   ------------

                NET ASSETS - 100.0% .........................      $403,896,329
                                                                   ============

* Non-income producing security.

** Securities are grouped by sector.

(A)  As of March 31, 2003, these warrants were valued at zero.

See accompanying notes to financial statements.

BJURMAN, BARRY ALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2003
================================================================================
    SHARES      COMMON STOCKS - 93.6%                                 VALUE
--------------------------------------------------------------------------------
                BASIC MATERIALS** - 2.1%
     3,000      Ball Corp. ..................................      $    167,100
                                                                   ------------

                CONSUMER DURABLES** - 3.4%
     4,000      Lexmark International Group, Inc. - Class A*            267,800
                                                                   ------------

                CONSUMER NON-DURABLES** - 2.7%
     5,000      Dean Foods Company* .........................           214,550
                                                                   ------------

                CONSUMER SERVICES** - 17.4%
     5,000      Apollo Group, Inc. - Class A* ...............           249,500
     2,500      Career Education Corp.* .....................           122,300
     5,000      Corinthian Colleges, Inc.* ..................           197,500
     6,000      P.F. Chang's China Bistro, Inc.* ............           222,000
     5,000      Panera Bread Company - Class A* .............           152,450
     3,100      Pixar, Inc.* ................................           167,648
    11,300      Yahoo!, Inc.* ...............................           271,426
                                                                   ------------
                                                                      1,382,824
                                                                   ------------
                ELECTRONIC TECHNOLOGY** - 30.3%
    15,000      BEA Systems, Inc.* ..........................           152,850
     4,000      CACI International, Inc. - Class A* .........           133,440
     2,000      Cognizant Technology Solutions Corp.* .......           134,700
     4,500      Engineered Support Systems, Inc. ............           176,175
     4,000      Fair, Isaac and Company, Inc. ...............           203,280
    11,300      Genesis Microchip, Inc.* ....................           141,024
     9,000      Group 1 Software, Inc.* .....................           162,000
     7,500      Hutchinson Technology, Inc.* ................           185,400
    10,400      Intel Corp. .................................           169,312
     5,500      InterDigital Communications Corp.* ..........           124,482
    15,000      Neoware Systems, Inc.* ......................           187,650
     8,200      NetScreen Technologies, Inc.* ...............           137,596
    14,600      Network Appliance, Inc.* ....................           163,374
     5,000      QLogic Corp.* ...............................           185,700
     3,700      Symantec Corp.* .............................           144,966
                                                                   ------------
                                                                      2,401,949
                                                                   ------------
                HEALTH CARE** - 23.2%
     6,000      AdvancePCS* .................................           170,040
     1,800      Allergan, Inc. ..............................           122,778
     8,000      American Pharmaceutical Partners, Inc.* .....           153,200
     3,000      Biovail Corp.* ..............................           119,610
     5,200      Boston Scientific Corp.* ....................           211,952
     6,000      Covance, Inc.* ..............................           138,720
     6,500      Eon Labs, Inc.* .............................           173,550
    10,000      Immucor, Inc.* ..............................           219,000
     9,000      Merit Medical Systems, Inc.* ................           171,450
     3,700      Steris Corp.* ...............................            96,792

BJURMAN, BARRY ALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES      COMMON STOCKS - 93.6% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------
                HEALTH CARE** - 23.2% (Continued)
     2,400      Varian Medical Systems, Inc.* ...............      $    129,432
     8,500      VCA Antech, Inc.* ...........................           131,495
                                                                   ------------
                                                                      1,838,019
                                                                   ------------
                RETAIL  TRADE**- 9.6%
    10,000      Amazon.com, Inc.* ...........................           260,300
     3,800      Bed Bath & Beyond, Inc.* ....................           131,252
    10,000      Chico's FAS, Inc.* ..........................           200,000
     3,100      Whole Foods Market, Inc. ....................           172,484
                                                                   ------------
                                                                        764,036
                                                                   ------------
                TELECOMMUNICATION SERVICES** - 2.5%
    15,000      Nextel Communications, Inc. - Class A* ......           200,850
                                                                   ------------

                TRANSPORTATION** - 2.4%
     3,500      FedEx Corp. .................................           192,745
                                                                   ------------

                TOTAL COMMON STOCKS .........................      $  7,429,873
                                                                   ------------

                MONEY MARKETS - 4.6%
   365,937      First American Treasury Obligations Fund ....      $    365,937
                                                                   ------------

                TOTAL INVESTMENT SECURITIES - 98.2%
                (COST $7,110,354) ...........................      $  7,795,810

                OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%            136,188
                                                                   ------------

                NET ASSETS - 100.0% .........................      $  7,931,998
                                                                   ============

* Non-Income producing security.

** Securities are grouped by sector.

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003
================================================================================
1.   ORGANIZATION

The Bjurman, Barry Funds (the "Trust"), is organized as a Delaware business trust pursuant to a Trust Agreement dated September 26, 1996, as amended February 11, 1997 and January 28, 2002. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Trust has established two separate series: the Bjurman, Barry Micro-Cap Growth Fund and the Bjurman, Barry All Cap Growth Fund (the "Funds"). The Bjurman, Barry Micro-Cap Growth Fund commenced operations on March 31, 1997 and the Bjurman, Barry All Cap Growth Fund commenced operations on June 6, 2001.

The Bjurman,  Barry  Micro-Cap  Growth Fund seeks capital  appreciation  through investments in the common stocks of smaller companies with market capitalizations generally between $30 million and $300 million at the time of investment.

The Bjurman, Barry All Cap Growth Fund seeks capital appreciation through investments in the common stocks of small, mid- and large capitalization companies with market capitalizations generally in excess of $300 million at the time of investment.

2.   SIGNIFICANT ACCOUNTING POLICIES

Securities valuation - The Funds' portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the closing sales price or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Share valuation - The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment income and distributions to shareholders - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income, if any, are declared and paid annually in December. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Security transactions - Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

THE BJURMAN, BARRY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
Federal income tax - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The Funds paid no distributions for the years ended March 31, 2003 and 2002.

The Bjurman, Barry Micro-Cap Growth Fund and Bjurman, Barry All Cap Growth Fund reclassified $3,883,208 and $194,681, respectively, of net investment loss to paid-in-capital on the Statements of Assets and Liabilities as of March 31, 2003. Such reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have no effect on either Fund's net assets or net asset value per share.

As of March 31, 2003, the components of distributable earnings on a tax basis were as follows:

--------------------------------------------------------------------------------
                                              BJURMAN, BARRY     BJURMAN, BARRY
                                                 MICRO-CAP          ALL CAP
                                                  GROWTH             GROWTH
                                                   FUND               FUND
--------------------------------------------------------------------------------
Cost of portfolio investments ............    $  351,990,265     $    7,110,354
                                              ==============     ==============
Gross unrealized appreciation ............    $   79,507,429     $    1,025,311
Gross unrealized depreciation ............       (29,040,105)          (339,855)
                                              --------------     --------------
Net unrealized appreciation ..............        50,467,324            685,456
Post-October losses ......................       (22,709,676)          (379,877)
Capital loss carryforwards ...............       (34,834,498)        (3,860,847)
                                              --------------     --------------
Total accumulated deficit ................    $   (7,076,850)    $   (3,555,268)
                                              ==============     ==============
--------------------------------------------------------------------------------

The difference between the cost of portfolio investments and financial statement cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles. Post-October losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

THE BJURMAN, BARRY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
As of March 31, 2003, the Funds had the following capital loss carryforwards for federal income tax purposes:

                                                                 EXPIRES
                                                  AMOUNT         MARCH 31
--------------------------------------------------------------------------------
Bjurman, Barry Micro-Cap Growth Fund            $ 2,410,518        2009
                                                 16,940,520        2010
                                                 15,483,460        2011
                                                -----------
                                                 34,834,498
                                                -----------

Bjurman, Barry All Cap Growth Fund              $   636,566        2010
                                                  3,224,281        2011
                                                -----------
                                                  3,860,847
                                                -----------
--------------------------------------------------------------------------------

These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distribution to shareholders.

3.   INVESTMENT TRANSACTIONS

For the year ended March 31, 2003, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $350,066,494 and $179,414,064, respectively, for the Bjurman, Barry Micro-Cap Growth Fund and $19,078,651 and $22,344,443, respectively, for the Bjurman, Barry All Cap Growth Fund.

4.   TRANSACTIONS WITH AFFILIATES

Certain Trustees and officers of the Trust are also officers of Bjurman, Barry & Associates (the "Adviser"), or of Integrated Fund Services, Inc. ("IFS"), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent, or IFS Fund Distributors, Inc., the principal underwriter for the Trust.

INVESTMENT ADVISORY FEE
The Adviser provides each Fund with investment advisory services. For providing investment advisory services, each Fund pays the Adviser a monthly fee, which is calculated daily by applying an annual rate of 1.00% to the average daily net assets of each respective Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse certain expenses of each Fund to the extent necessary to limit total operating expenses to 1.80% and 2.00% of the Bjurman, Barry Micro-Cap Growth Fund's and the Bjurman, Barry All Cap Growth
Fund's average daily net assets, respectively. For the year ended March 31, 2003, the Adviser waived $103,781 of its investment advisory fees and agreed to reimburse $5,659 of other operating expenses of the Bjurman, Barry All Cap Growth Fund. Any fees withheld or voluntarily reduced and any Fund expense absorbed by the Adviser voluntarily or pursuant to an agreed upon expense cap which are a Fund's obligation are subject to reimbursement by that Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years, if the aggregate amount paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, except that it is permitted to look back up to five years and four years, respectively, during the initial sixth and seventh year of each Fund's operations. Any such reimbursement is also contingent upon the Board of Trustees' review and approval. Such reimbursement may not be paid prior to a Fund's payment of current ordinary expenses.

THE BJURMAN, BARRY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
As of March 31, 2003, the Bjurman, Barry All Cap Growth Fund has $209,590 of cumulative waivers that could potentially be reimbursed to the Adviser. For the year ended March 31, 2003, the Bjurman, Barry Micro-Cap Growth Fund reimbursed the Adviser $246,755 of Fund expenses paid by the Adviser in prior years.

ADMINISTRATION FEE
Under the terms of an Administration Agreement, IFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for each Fund. IFS supervises the preparation of tax returns, reports to shareholders of each Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, IFS receives a monthly fee subject to a monthly minimum fee per Fund.

TRANSFER AGENT FEE
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee per shareholder account, subject to a monthly minimum fee per Fund. In addition, each Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES FEE
Under the terms of an Accounting Services Agreement, IFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, IFS receives a monthly fee from each Fund. In addition, each Fund pays IFS certain out-of-pocket expenses incurred by IFS in obtaining valuations of each Fund's portfolio securities.

UNDERWRITING FEE
Under the terms of an Underwriting Agreement, IFS Fund Distributors, Inc. (the "Underwriter") serves as principal underwriter for each Fund and, as such, is the exclusive agent for the distribution of shares of each Fund. For these services, the Underwriter receives a monthly fee of $500 from the Trust. The Underwriter is an affiliate of IFS by reason of common ownership.

DISTRIBUTION PLAN
Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. As provided in the Plan, each Fund will reimburse the Adviser, the Underwriter or others for expenses incurred in distributing and promoting shares of each Fund at a maximum aggregate annual rate of 0.25% of each Fund's average daily net assets. Under the Plan, the Bjurman, Barry Micro-Cap Growth Fund and the Bjurman, Barry All Cap Growth Fund incurred $836,845 and $25,945, respectively, of distribution fees during the year ended March 31, 2003.

5.   SUBSEQUENT EVENT

Effective May 12, 2003, the Bjurman, Barry Small Cap Growth Fund, a separate series of the Trust, commenced operations.

THE BJURMAN, BARRY FUNDS
AUDITORS' REPORT
================================================================================

To the Shareholders and Board of Trustees of the Bjurman, Barry Funds:

We have audited the accompanying statements of assets and liabilities of the Bjurman, Barry Funds (the "Funds") comprising the Bjurman, Barry Micro-Cap Growth Fund and Bjurman, Barry All Cap Growth Fund, including the portfolios of investments, as of March 31, 2003 and the related statements of operations for the year then ended and statements of changes in net assets for each of the years in the two year period then ended for the Bjurman, Barry Micro-Cap Growth Fund and for the year then ended and for the period from June 6, 2001 (commencement of operations) to March 31, 2002 for Bjurman, Barry All Cap Growth Fund, and the financial highlights for each of the years in the five year period then ended for Bjurman, Barry Micro-Cap Growth Fund and for the year then ended and for the period from June 6, 2001 (commencement of operations) to March 31, 2002 for Bjurman, Barry All Cap Growth Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Bjurman, Barry Funds as of March 31, 2003 and the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte + Touche LLP

Los Angeles, California
May 19, 2003

THE BJURMAN, BARRY FUNDS
MANAGEMENT OF THE TRUST (UNAUDITED)
================================================================================
Listed below is basic information regarding the Trustees and Officers of the Trust. The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1.800.227.7264.

                                                                                          Number of      Other
                                                                                          Portfolios in  Directorships
                                   Current Position(s) with                               Fund Complex   Held by
                                   Trust, Term of Office and     Principal Occupation(s)  Overseen by    Outside the
Name/Address/Age                   Length of Time Served         During Last 5 yrs        Trustee        Complex
----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
G.  Andrew  Bjurman                Co-President;                 President, Chief         2              N/A
Bjurman, Barry & Associates        Trustee                       Executive Officer,
10100 Santa Monica Boulevard       (March 1997-Present)          Bjurman, Barry &
Suite 1200                                                       Associates
Los Angeles, CA 90067                                            (1978-Present)
Age: 55

O. Thomas Barry III                Co-President;                 Senior Executive         2              N/A
Bjurman, Barry & Associates,       Trustee                       Vice President,
10100 Santa Monica Boulevard       (March 1997-Present)          Chief Investment
Suite 1200                                                       Officer, Bjurman,
Los Angeles, CA 90067                                            Barry & Associates
Age: 57                                                          (1985-Present)

INDEPENDENT TRUSTEES:

Mark K. Mason                      Trustee; Chairman             Consultant               2              N/A
10100 Santa Monica Boulevard       of Audit Committee            (2002-Present);
Suite 1200                         (April 2003-Present)          President, Chief
Los Angeles, CA 90067                                            Executive Officer,
Age: 44                                                          Bank Plus Corporation
                                                                 (1998-2002)

Joseph E. Maiolo                   Trustee;                      Principal, INCO          2              N/A
10100 Santa Monica Boulevard       Audit Committee               Commercial
Suite 1200                         Member                        Brokerage
Los Angeles, CA 90067              (March 1997-Present)          (1995-Present)
Age: 65

William L. Wallace                 Trustee;                      Vice President,          2              N/A
10100 Santa Monica Boulevard       Audit Committee               Wallace Properties
Suite 1200                         Member                        (1990-Present)
Los Angeles, CA 90067              (March 1997-Present)
Age: 56

                                                                              21

THE BJURMAN, BARRY FUNDS
MANAGEMENT OF THE TRUST (UNAUDITED) (CONTINUED)
======================================================================================================================
                                                                                          Number of      Other
                                                                                          Portfolios in  Directorships
                                   Current Position(s) with                               Fund Complex   Held by
                                   Trust, Term of Office and     Principal Occupation(s)  Overseen by    Outside the
Name/Address/Age                   Length of Time Served         During Last 5 yrs        Trustee        Complex
----------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE TRUST:
Scott A. Englehart                 Treasurer                     President, Integrated    N/A            N/A
Integrated Fund Services, Inc.     (2002-Present)                Fund Services, Inc. and
221 East Fourth Street                                           IFS Fund Distributors;
Cincinnati, OH 45202                                             Director, Transfer Agency
Age: 40                                                          and Mutual Fund
                                                                 Distribution for Nationwide
                                                                 Advisory Services
                                                                 (1998-2000); Vice President,
                                                                 Client Services for BISYS
                                                                 Fund Services (1990-1998);

Tina Hosking Bloom                 Secretary                     Vice President and       N/A            N/A
Integrated Fund Services, Inc.     (1999-Present)                Managing Attorney
221 East Fourth Street                                           of Integrated Fund
Cincinnati, OH 45202                                             Services, Inc. and
Age: 34                                                          IFS Fund Distributors,
                                                                 Inc. (a registered-
                                                                 broker-dealer).

                      THIS PAGE INTENTIONALLY LEFT BLANK.

THE BJURMAN, BARRY FUNDS                      ----------------------------------
10100 Santa Monica Blvd., Suite 1200
Los Angeles, California 90067

BOARD OF TRUSTEES
G. Andrew Bjurman
O. Thomas Barry, III                               The Bjurman, Barry Funds
Mark K. Mason                                 ----------------------------------
Joseph E. Maiolo                                            [LOGO]
William L. Wallace

INVESTMENT ADVISER                                      Bjurman, Barry
Bjurman, Barry & Associates                         Micro-Cap Growth Fund
10100 Santa Monica Blvd, Suite 1200                 Bjurman, Barry All Cap
Los Angeles, California 90067                            Growth Fund
                                                         -----------
UNDERWRITER
IFS Fund Distributors, Inc.
221 East Fourth Street, Suite 300                       Annual Report
Cincinnati, Ohio 45202

TRANSFER AGENT
Integrated Fund Services, Inc.                          March 31, 2003
P.O. Box 5354
Cincinnati, Ohio 45201-5354

CUSTODIAN
US Bank, N.A.
425 Walnut Street, 6th Floor
Cincinnati, Ohio 45202

LEGAL COUNSEL
Gibson, Dunn & Crutcher LLP
333 South Grand Avenue
Los Angeles, California 90071

INDEPENDENT AUDITOR
Deloitte & Touche LLP
350 South Grand Avenue
Los Angeles, California 90071

TABLE OF CONTENTS
============================================
Letter to Shareholders ...............     1
Statements of Assets and Liabilities .     4
Statements of Operations .............     5
Statements of Changes in Net Assets ..     6
Financial Highlights .................     7
Portfolio of Investments .............     9
Notes to Financial Statements ........    16
Auditors' Report .....................    20
Management of the Trust ..............    21
============================================

   For Additional Information and a free
 prospectus about The Bjurman, Barry Funds
            call: (800) 227-7264

 or visit The Bjurman, Barry Funds' website on the Internet at www.bjurmanbarry.com

This   report  is   submitted   for  general
information  of  the   shareholders  of  the
Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective
Prospectus which includes details regarding the Funds objective, policies, expenses and other information.

                           FORM IFS-134-0305

ITEM 2. CODE OF ETHICS. Not applicable to Annual Reports for the period ended March 31, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to Annual Reports for the period ended March 31, 2003.

ITEMS 4-8. RESERVED

ITEM 9. CONTROLS AND PROCEDURES.

(a)  Not  applicable  per  transition   rules  under   Securities  and  Exchange
     Commission Release No. 34-47262

(b) The annual audit of the financial statements of The Bjurman, Barry Fund (the "Trust") for the year ended March 31, 2003 revealed that the expenses of the Bjurman, Barry Micro-Cap Growth Fund (the "Micro-Cap Fund") had been accrued on the basis of the maximum expense ratio applicable to the Micro-Cap Fund, notwithstanding that actual expenses were lower. This over-accrual was corrected. In response to this situation, (i) the Adviser has advised the Trust that it is reviewing on a monthly basis the expenses recorded by the Trust's third party accounting services provider to ensure that they are recorded in a timely and accurate manner, (ii) the Trust is seeking a third party expert to conduct a review and evaluation of the Trust's internal controls, (iii) the Trust's Adviser is seeking to hire a new principal financial officer for the Trust, (iv) the Trust's third party accounting services provider has, at the request of the Trust, ceased accruing expenses of the Micro-Cap Fund at the maximum expense ratio, and
     (v) the Trust's third party accounting services provider has confirmed to the Trust that, when it identifies an accounting issue relevant to the Trust, it will notify a representative of the Trust thereof and, in the absence of an agreement on resolution of the issue, will notify higher levels of the Trust's management of such issue. There have been no other significant changes in the Trust's internal controls or in other factors that could significantly affect internal controls subsequent to March 31, 2003.

ITEM 10. EXHIBITS. Certifications required by Item 10(b) of Form N-CSR are filed herewith.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).]

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Bjurman, Barry Funds
             -------------------------------------------------------------------

By (Signature and Title)

* /s/ G. Andrew Bjurman
------------------------------
G. Andrew Bjurman
Co-President

Date:  June 4, 2003

* /s/ O. Thomas Barry III
------------------------------
O. Thomas Barry III
Co-President

Date:  June 4, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


* /s/ O. Thomas Barry III
------------------------------
O. Thomas Barry III
Co-President

Date:  June 4, 2003

* /s/ G. Andrew Bjurman
------------------------------
G. Andrew Bjurman
Co-President

Date:  June 4, 2003

By (Signature and Title)

* /s/ Scott A. Englehart
------------------------------
Scott A. Englehart
Treasurer

June 4, 2003

* Print the name and title of each signing officer under his or her signature.